Exhibit 99.1

Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	August 2019
Distribution Date	09/16/19
Transaction Month	48
30/360 Days	30
Actual/360 Days	32

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	August 14, 2015
Closing Date:	September 16, 2015

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,061,790,025.14	57,449	3.31%	58.28
Original Adj. Pool Balance:		$1,020,665,769.69

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$211,000,000.00	19.872%	0.39000%		September 15, 2016
Class A-2-A Notes	Fixed	$250,000,000.00	23.545%	0.99000%		November 15, 2018
Class A-2-B Notes	Floating	$145,000,000.00	13.656%	LIBOR + 0.37%		November 15, 2018
Class A-3 Notes	Fixed	$255,000,000.00	24.016%	1.46000%		February 18, 2020
Class A-4 Notes	Fixed	$83,630,000.00	7.876%	1.78000%		November 15, 2021
Class B Notes	Fixed	$18,370,000.00	1.730%	2.15000%		November 15, 2021
Class C Notes	Fixed	$27,560,000.00	2.596%	2.55000%		November 15, 2021
Class D Notes	Fixed	$22,450,000.00	2.114%	3.15000%		June 15, 2022
Total Securities		$1,013,010,000.00	95.406%

Overcollateralization		$7,655,769.69	0.721%
YSOA		$41,124,255.45	3.873%
Total Original Pool Balance		$1,061,790,025.14	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2-A Notes	$-	-	$-	-	$-
Class A-2-B Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$4,358,684.62	0.0521187	$-	-	$4,358,684.62
Class B Notes	$18,370,000.00	1.0000000	$13,924,233.39	0.7579877	$4,445,766.61
Class C Notes	$27,560,000.00	1.0000000	$27,560,000.00	1.0000000	$-
Class D Notes	$22,450,000.00	1.0000000	$22,450,000.00	1.0000000	$-
Total Securities	$72,738,684.62	0.0718045	$63,934,233.39	0.0631131	$8,804,451.23

Weighted Avg. Coupon (WAC)	3.16%		3.18%
Weighted Avg. Remaining Maturity (WARM)	15.97		15.22
Pool Receivables Balance	$90,001,099.26		$80,937,023.10
Remaining Number of Receivables	20,056		19,212

Adjusted Pool Balance	$88,048,671.17		$79,244,219.94

III. COLLECTIONS

Principal:
Principal Collections	$8,915,227.70
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$165,711.58
Total Principal Collections	$9,080,939.28

Interest:
Interest Collections	$243,810.57
Late Fees & Other Charges	$25,981.99
Interest on Repurchase Principal	$-
Total Interest Collections	$269,792.56

Collection Account Interest	$14,164.64
Reserve Account Interest	$4,355.02
Servicer Advances	$-

Total Collections	$9,369,251.50

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Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	August 2019
Distribution Date	09/16/19
Transaction Month	48
30/360 Days	30
Actual/360 Days	32

IV. DISTRIBUTIONS

Total Collections	$9,369,251.50
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$9,369,251.50

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$75,000.92	$-	$75,000.92	75,000.92
Collection Account Interest					$14,164.64
Late Fees & Other Charges					$25,981.99
Total due to Servicer					$115,147.55

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2-A Notes		$-		$-
Class A-2-B Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$6,465.38		$6,465.38

Total Class A interest:		$6,465.38		$6,465.38	6,465.38

3. First Priority Principal Distribution:		$-		$-	0.00

4. Class B Noteholders Interest:		$32,912.92		$32,912.92	32,912.92

5. Second Priority Principal Distribution:		$-		$-	0.00

6. Class C Noteholders Interest:		$58,565.00		$58,565.00	58,565.00

7. Third Priority Principal Distribution:		$-		$-	0.00

8. Class D Noteholders Interest:		$58,931.25		$58,931.25	58,931.25

Available Funds Remaining:					$9,097,229.40

9. Regular Principal Distribution Amount:					8,804,451.23

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2-A Notes		$-
Class A-2-B Notes		$-
Class A-3 Notes		$-
Class A-4 Notes		$4,358,684.62
Class A Notes Total:	$4,358,684.62	$4,358,684.62
Class B Notes Total:	$4,445,766.61	$4,445,766.61
Class C Notes Total:	$-	$-
Class D Notes Total:	$-	$-
Total Noteholders Principal	$8,804,451.23	$8,804,451.23

10. Required Deposit to Reserve Account			0.00

11. Trustee Expenses			0.00

12. Remaining Available Collections Released to Certificateholder			292,778.17

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$1,952,428.09
Beginning Period Amount	$1,952,428.09
Current Period Amortization	$259,624.93
Ending Period Required Amount	$1,692,803.16
Ending Period Amount	$1,692,803.16
Next Distribution Date Required Amount	$1,454,863.44

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Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	August 2019
Distribution Date	09/16/19
Transaction Month	48
30/360 Days	30
Actual/360 Days	32

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,551,664.42
Beginning Period Amount	$2,551,664.42
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,551,664.42
Ending Period Amount	$2,551,664.42

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$15,309,986.55	$15,309,986.55	$15,309,986.55
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	17.39%	19.32%	19.32%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.25%	18,876	97.40%	$78,830,839.63
30 - 60 Days	1.27%	244	1.94%	$1,573,622.09
61 - 90 Days	0.36%	69	0.53%	$428,501.48
91-120 Days	0.12%	23	0.13%	$104,059.90
121 + Days	0.00%	0	0.00%	$-
Total		19,212		$80,937,023.10

Delinquent Receivables 30+ Days Past Due
Current Period	1.75%	336	2.60%	$2,106,183.47
1st Preceding Collection Period	1.76%	353	2.49%	$2,237,322.94
2nd Preceding Collection Period	1.81%	381	2.60%	$2,583,967.32
3rd Preceding Collection Period	1.78%	392	2.49%	$2,718,187.75
Four-Month Average	1.78%		2.54%

Repossession in Current Period		12		$47,306.71
Repossession Inventory		48		$29,556.23

Current Charge-Offs
Gross Principal of Charge-Offs				$148,848.46
Recoveries				$(165,711.58)
Net Loss				$(16,863.12)

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				-0.22%

Average Pool Balance for Current Period				$85,469,061.18

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				-0.24%
1st Preceding Collection Period				0.74%
2nd Preceding Collection Period				0.53%
3rd Preceding Collection Period				-0.06%
Four-Month Average				0.24%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	19	2,405	$29,528,842.80
Recoveries	27	2,178	$(17,162,927.79)
Net Loss			$12,365,915.01
Cumulative Net Loss as a % of Initial Pool Balance			1.16%

Net Loss for Receivables that have experienced a Net Loss *	9	1,698	$12,470,469.53
Average Net Loss for Receivables that have experienced a Net Loss			$7,344.21

Principal Balance of Extensions			$289,488.58
Number of Extensions			45

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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